Gurantor and non-gurantor supplemental financial information	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gurantor and non-gurantor supplemental financial information

NOTE 15—GUARANTOR AND NON-GUARANTOR SUPPLEMENTAL FINANCIAL INFORMATION

The 2019 notes, 2020 notes, 2022 private placement notes and 2022 notes were issued by APX. The 2019 notes, 2020 notes, 2022 private placement notes and 2022 notes are fully and unconditionally guaranteed, jointly and severally by Holdings and each of APX’s existing and future material wholly-owned U.S. restricted subsidiaries. APX’s existing and future foreign subsidiaries are not expected to guarantee the notes.

Presented below is the condensed consolidating financial information of APX, subsidiaries of APX that are guarantors (the “Guarantor Subsidiaries”), and APX’s subsidiaries that are not guarantors (the “Non-Guarantor Subsidiaries”) as of June 30, 2017 and December 31, 2016 and for the three and six months ended June 30, 2017 and 2016. The unaudited condensed consolidating financial information reflects the investments of APX in the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries using the equity method of accounting.

Supplemental Condensed Consolidating Balance Sheet

June 30, 2017

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$4,454	$232,076	$24,318	$(105,914)	$154,934
Property, plant and equipment, net	—	—	64,820	839	—	65,659
Subscriber acquisition costs, net	—	—	1,084,164	86,123	—	1,170,287
Deferred financing costs, net	—	3,407	—	—	—	3,407
Investment in subsidiaries	—	2,210,678	—	—	(2,210,678)	—
Intercompany receivable	—	—	6,303	—	(6,303)	—
Intangible assets, net	—	—	397,007	29,609	—	426,616
Goodwill	—	—	809,678	26,437	—	836,115
Long-term investments and other assets	—	106	53,603	5,350	(106)	58,953

Total Assets	$—	$2,218,645	$2,647,651	$172,676	$(2,323,001)	$2,715,971

Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$17,269	$277,575	$100,090	$(105,914)	$289,020
Intercompany payable	—	—	—	6,303	(6,303)	—
Notes payable and revolving credit facility, net of current portion	—	2,611,225	—	—	—	2,611,225
Capital lease obligations, net of current portion	—	—	4,488	461	—	4,949
Deferred revenue, net of current portion	—	—	144,026	10,218	—	154,244
Other long-term obligations	—	—	58,930	—	—	58,930
Accumulated losses of investee	409,849				(409,849)	—
Deferred income tax liability	—	—	106	7,452	(106)	7,452
Total (deficit) equity	(409,849)	(409,849)	2,162,526	48,152	(1,800,829)	(409,849)

Total liabilities and stockholders’ (deficit) equity	$—	$2,218,645	$2,647,651	$172,676	$(2,323,001)	$2,715,971

Supplemental Condensed Consolidating Balance Sheet

December 31, 2016

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$25,136	$143,954	$3,730	$(67,799)	$105,021
Property, plant and equipment, net	—	—	62,781	845	—	63,626
Subscriber acquisition costs, net	—	—	974,975	77,459	—	1,052,434
Deferred financing costs, net	—	4,420	—	—	—	4,420
Investment in subsidiaries	—	2,228,903	—	—	(2,228,903)	—
Intercompany receivable	—	—	9,492	—	(9,492)	—
Intangible assets, net	—	—	443,189	32,203	—	475,392
Goodwill	—	—	809,678	25,555	—	835,233
Long-term investments and other assets	—	106	11,523	13	(106)	11,536

Total Assets	$—	$2,258,565	$2,455,592	$139,805	$(2,306,300)	$2,547,662

Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	$—	$17,047	$160,956	$74,987	$(67,799)	$185,191
Intercompany payable	—	—	—	9,492	(9,492)	—
Notes payable and revolving credit facility, net of current portion	—	2,486,700	—	—	—	2,486,700
Capital lease obligations, net of current portion	—	—	7,368	567	—	7,935
Deferred revenue, net of current portion	—	—	53,991	4,743	—	58,734
Accumulated Losses of Investee	245,182				(245,182)	—
Other long-term obligations	—	—	47,080	—	—	47,080
Deferred income tax liability	—	—	106	7,204	(106)	7,204
Total (deficit) equity	(245,182)	(245,182)	2,186,091	42,812	(1,983,721)	(245,182)

Total liabilities and stockholders’ (deficit) equity	$—	$2,258,565	$2,455,592	$139,805	$(2,306,300)	$2,547,662

Supplemental Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Six Months Ended June 30, 2017

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$395,515	$23,315	$(1,351)	$417,479
Costs and expenses	—	—	445,668	20,152	(1,351)	464,469

(Loss) income from operations	—	—	(50,153)	3,163	—	(46,990)
Loss from subsidiaries	(166,873)	(47,496)	—	—	214,369	—
Other expense (income), net	—	119,377	1,741	(2,386)	—	118,732

(Loss) income before income tax expenses	(166,873)	(166,873)	(51,894)	5,549	214,369	(165,722)
Income tax (benefit) expense	—	—	(269)	1,420	—	1,151

Net (loss) income	$(166,873)	$(166,873)	$(51,625)	$4,129	$214,369	$(166,873)

Other comprehensive (loss) income, net of tax effects:
Net (loss) income	$(166,873)	$(166,873)	$(51,625)	$4,129	$214,369	$(166,873)
Foreign currency translation adjustment	—	1,576	—	1,576	(1,576)	1,576
Unrealized gain on marketable securities	—	(258)	(258)	—	258	(258)

Total other comprehensive income (loss)	—	1,318	(258)	1,576	(1,318)	1,318

Comprehensive (loss) income	$(166,873)	$(165,555)	$(51,883)	$5,705	$213,051	$(165,555)

Supplemental Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Six Months Ended June 30, 2016

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$337,256	$19,155	$(1,351)	$355,060
Costs and expenses	—	—	373,319	19,640	(1,351)	391,608

Loss from operations	—	—	(36,063)	(485)	—	(36,548)
Loss from subsidiaries	(134,815)	(32,494)	—	—	167,309	—
Other expense (income), net	—	102,321	(1,428)	(3,298)	—	97,595

(Loss) income before income tax expenses	(134,815)	(134,815)	(34,635)	2,813	167,309	(134,143)
Income tax expense	—	—	185	487	—	672

Net (loss) income	$(134,815)	$(134,815)	$(34,820)	$2,326	$167,309	$(134,815)

Other comprehensive loss, net of tax effects:
Net (loss) income	$(134,815)	$(134,815)	$(34,820)	$2,326	$167,309	$(134,815)
Foreign currency translation adjustment	—	2,801	—	2,801	(2,801)	2,801

Total other comprehensive income	—	2,801	—	2,801	(2,801)	2,801

Comprehensive (loss) income	$(134,815)	$(132,014)	$(34,820)	$5,127	$164,508	$(132,014)

Supplemental Condensed Consolidating Statements of Cash Flows

For the Six Months Ended June 30, 2017

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—	$(136,796)	$3,535	$—	$(133,261)
Cash flows from investing activities:
Capital expenditures	—	—	(11,435)	—	—	(11,435)
Proceeds from sale of assets	—	—	319	—	—	319
Investment in subsidiary	—	(129,560)	—	—	129,560	—
Acquisition of intangible assets	—	—	(743)	—	—	(743)
Acquisition of other assets	—	—	(143)	—	—	(143)

Net cash used in investing activities	—	(129,560)	(12,002)	—	129,560	(12,002)
Cash flows from financing activities:
Proceeds from notes payable	—	324,750	—	—	—	324,750
Repayment on notes payable	—	(300,000)	—	—	—	(300,000)
Borrowings from revolving credit facility	—	113,000	—	—	—	113,000
Repayments on revolving credit facility	—	(13,000)	—	—	—	(13,000)
Intercompany receivable	—	—	3,189	—	(3,189)	—
Intercompany payable	—	—	129,560	(3,189)	(126,371)	—
Repayments of capital lease obligations	—	—	(4,549)	(163)	—	(4,712)
Payments of other long-term obligations	—	—	(1,164)	—	—	(1,164)
Financing costs	—	(9,460)	—	—	—	(9,460)
Deferred financing costs	—	(6,191)	—	—	—	(6,191)

Net cash provided by (used in) financing activities	—	109,099	127,036	(3,352)	(129,560)	103,223
Effect of exchange rate changes on cash	—	—	—	(10)	—	(10)

Net increase (decrease) in cash and cash equivalents	—	(20,461)	(21,762)	173	—	(42,050)
Cash and cash equivalents:
Beginning of period	—	24,680	18,186	654	—	43,520

End of period	$—	$4,219	$(3,576)	$827	$—	$1,470

Supplemental Condensed Consolidating Statements of Cash Flows

For the Six Months Ended June 30, 2016

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—	$(176,661)	$5,088	$—	$(171,573)
Cash flows from investing activities:
Subscriber acquisition costs—company owned equipment	—	—	(1,791)	—	—	(1,791)
Capital expenditures	—	—	(4,526)	—	—	(4,526)
Investment in subsidiary	(69,800)	(187,004)	—	—	256,804	—
Acquisition of intangible assets	—	—	(505)	—	—	(505)
Proceeds from sale of assets	—	—	1,925	—	—	1,925

Net cash used in investing activities	(69,800)	(187,004)	(4,897)	—	256,804	(4,897)
Cash flows from financing activities:
Proceeds from notes payable	—	500,000	—	—	—	500,000
Repayment on notes payable	—	(235,535)	—	—	—	(235,535)
Borrowings from revolving credit facility	—	57,000	—	—	—	57,000
Repayments on revolving credit facility	—	(77,000)	—	—	—	(77,000)
Intercompany receivable	—	—	6,621	—	(6,621)	—
Intercompany payable	—	—	187,004	(6,621)	(180,383)	—
Proceeds from capital contributions	69,800	69,800	—	—	(69,800)	69,800
Repayments of capital lease obligations	—	—	(3,955)	(1)	—	(3,956)
Financing costs	—	(8,274)	—	—	—	(8,274)
Deferred financing costs	—	(6,277)	—	—	—	(6,277)

Net cash provided by (used in) financing activities	69,800	299,714	189,670	(6,622)	(256,804)	295,758
Effect of exchange rate changes on cash	—	—	—	(441)	—	(441)

Net increase (decrease) in cash and cash equivalents	—	112,710	8,112	(1,975)	—	118,847
Cash and cash equivalents:
Beginning of period	—	2,299	(1,941)	2,201	—	2,559

End of period	$—	$115,009	$6,171	$226	$—	$121,406